Investments in unconsolidated affiliates (Details Narrative) - WeCan Group AG	6 Months Ended
Jun. 30, 2025 USD ($) shares
Restructuring Cost and Reserve [Line Items]
Acquisition, description	31.87% non-controlling interest (28.33% on a diluted basis) in the WeCan Group AG
Cash consideration	$ 1,424,704
Ordinary shares issued | shares	481,110
Ordinary shares issued, value	$ 1,948,495
Transaction costs	113,358
Total cost basis	$ 3,486,557